2. INVENTORIES (Dec 2016)	6 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) or market and consisted of the following:

	December 31, 2016	June 30, 2016
Raw Materials	$572,318	$520,490
Work-In-Progress	317,294	383,889
Finished Goods	208,279	229,072
Total Inventories	$1,097,891	$1,133,451